Debt - Additional Information (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($)				1 Months Ended										3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 28, 2022	Oct. 01, 2022	Jul. 28, 2022	Sep. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Oct. 28, 2022	Apr. 30, 2022	Jun. 30, 2021	Jan. 31, 2021	Aug. 31, 2020	Apr. 30, 2020	Aug. 31, 2018	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	May 31, 2021	Nov. 30, 2020	Jan. 31, 2020	Aug. 31, 2019
Short-Term Debt [Line Items]
Short term debt gross				$ 14,400,000										$ 3,756,000	$ 14,400,000		$ 3,756,000
Unamortized debt issuance Expense				75,000										$ 52,000	75,000		52,000	$ 78,000
Interest expense															15,601,000	$ 4,342,000	8,291,000	4,218,000	$ 5,343,000
Line of credit maturity date						Mar. 09, 2024
Proceeds from Convertible Debt																	85,000,000	0	0
Fair value of liabilities issued during the period																	1,441,000
Paid in kind interest expenses															7,373,000	312,000	2,338,000	152,000	256,000
(Gain) loss from forgiveness of CARES Act grant																	0	11,153,000	12,431,000
Government assistance recognized															339,000	0
Payroll Support Programme Under Consolidated Appropriation Act And American Rescue Plan Act Two Thousand And Twenty One [Member]
Short-Term Debt [Line Items]
Proceeds from government grants																			7,938,000
Proceeds from non-refundable government grants																		9,153,000
Other Nonoperating Income (Expense) [Member] | Payroll Support Programme Under Consolidated Appropriation Act And American Rescue Plan Act Two Thousand And Twenty One [Member]
Short-Term Debt [Line Items]
Government assistance recognized																	$ 0	9,153,000	7,938,000
Prior To The De SPAC Termination Event [Member]
Short-Term Debt [Line Items]
Long term debt bearing fixed interest rate percentage														10.00%			10.00%
After The De SPAC Termination Event [Member]
Short-Term Debt [Line Items]
Long term debt bearing fixed interest rate percentage														15.00%			15.00%
Duration over which the convertible note is payable														24 months
Long Term Notes Payable Excluding Convertible Notes [Member]
Short-Term Debt [Line Items]
Amortization of debt issuance costs															55,000	64,000	$ 79,000	109,000	101,000
Interest expense															5,931,000	2,553,000	4,023,000	3,236,000	$ 4,160,000
Debt instrument unamortized debt issuance costs				165,000										$ 217,000	165,000		217,000	181,000
Two Thousand And Eighteen Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value													$ 12,255,000
Long term debt default variable interest rate spread													3.00%
Long term debt penalty percentage													5.00%
Two Thousand And Eighteen Term Loan [Member] | Overnight LIBOR [Member]
Short-Term Debt [Line Items]
Long term debt floor rate percentage													2.25%
Debt instrument variable interest rate spread													2.25%
First Amendment Two Thousand And Eighteen Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value																										$ 22,255,000
Third Amendment Two Thousand And Eighteen Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value																32,250,000
Other long term debt				29,854,000										32,153,000	29,854,000		32,153,000	15,395,000
Third Amendment Two Thousand And Eighteen Term Loan [Member] | Additional Borrowing Capacity [Member]
Short-Term Debt [Line Items]
Debt instrument face value				2,396,000										97,000	$ 2,396,000		97,000	$ 11,855,000
Line Of Credit Master Note [Member]
Short-Term Debt [Line Items]
Line of credit maximum borrowing capacity						$ 60,000,000
Line Of Credit Master Note [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument variable interest rate spread						1.88%
Line of credit facility floor interest rate percentage						1.25%
Line Of Credit Master Note [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Short-Term Debt [Line Items]
Debt instrument variable interest rate spread						1.25%									1.25%
Line of credit facility floor interest rate percentage						1.25%
Proceeds from long term line of credit				8,713,000	$ 3,300,000	$ 44,527,000
Line of credit outstanding				56,540,000											$ 56,540,000
Senior Subordinated Convertible Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument face value		$ 85,000,000
Debt instrument unamortized debt issuance costs				$ 880,000										$ 1,500,000	$ 880,000		$ 1,500,000
Proceeds from Convertible Debt	$ 35,000,000	$ 50,000,000
Convertible debt	$ 85,000,000						$ 85,000,000
Percentage of votes in terms of shareholding required for debt to be prepaid														50.00%			50.00%
Fair value of liabilities issued during the period							$ 1,441,000										$ 1,441,000
Long term debt effective rate of interest percentage				13.60%										14.30%	13.60%		14.30%
Senior Subordinated Convertible Loan Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Short-Term Debt [Line Items]
Gain loss due to changes in fair value of embedded derivative liability															$ 3,577,000		$ 470,000
Senior Subordinated Convertible Loan Agreement [Member] | Interest Expense [Member]
Short-Term Debt [Line Items]
Amortization of debt issuance costs															610,000		202,000
Paid in kind interest expenses															6,567,000		$ 1,816,000
Senior Subordinated Convertible Loan Agreement [Member] | After The De SPAC Termination Event [Member]
Short-Term Debt [Line Items]
Long term debt default interest rate percentage														17.00%			17.00%
Common stock par or stated value per share														$ 0.0001			$ 0.0001
Paycheck Protection Programme Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value										$ 339,000
Percentage of proceeds used for meeting payroll related expenses																		100.00%	100.00%
Other loans payable long term														$ 339,000			$ 339,000
(Gain) loss from forgiveness of CARES Act grant															$ 339,000		339,000	$ 339,000
Paycheck Protection Programme Loan [Member] | Other Nonoperating Income (Expense) [Member]
Short-Term Debt [Line Items]
(Gain) loss from forgiveness of CARES Act grant																	$ 0	2,000,000	$ 4,493,000
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Long term debt term				30 years										30 years	30 years		30 years
Long term debt bearing fixed interest rate percentage				3.75%										3.75%	3.75%		3.75%
Proceeds from other long term debt											$ 122,000
Debt instrument moratorium period																	24 months		24 months
Paycheck Protection Programme Loan Originated In April Two Thousand And Twenty [Member]
Short-Term Debt [Line Items]
Debt instrument face value												$ 4,493,000
Forgiveness of debt												$ 4,493,000
Additional Paycheck Protection Programme Loan One [Member]
Short-Term Debt [Line Items]
Debt instrument face value										339,000
Amount applied for debt forgiveness										339,000
Additional Paycheck Protection Programme Loan Two [Member]
Short-Term Debt [Line Items]
Debt instrument face value																							$ 2,000,000
Forgiveness of debt			$ 2,000,000
Minimum [Member]
Short-Term Debt [Line Items]
Long term debt term				2 years										2 years	2 years		2 years
Maximum [Member]
Short-Term Debt [Line Items]
Long term debt term				15 years										15 years	15 years		15 years
Maximum [Member] | Second Amendment Two Thousand And Eighteen Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value																								$ 27,250,000
Short Term Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument face value																			$ 4,387,000		$ 3,756,000	$ 5,175,000			$ 2,813,000
Short term debt bearing fixed interest rate percentage														6.50%			6.50%		9.00%		6.50%	9.00%			9.00%
Proceeds from short term debt				$ 3,756,000
Repayment of short term debt								$ 5,175,000	$ 4,387,000	$ 2,813,000
New Short Term Loan Agreement With Bank One [Member]
Short-Term Debt [Line Items]
Short term debt bearing fixed interest rate percentage																				7.75%
Short term debt gross																				$ 8,000,000
New Short Term Loan Agreement With Bank Two [Member]
Short-Term Debt [Line Items]
Short term debt bearing fixed interest rate percentage																				7.75%
Short term debt gross																				$ 6,400,000
Short Term Loan Agreement New Short Term Agreement With Bank One And Short Term Loan Agreement With Bank Two [Member]
Short-Term Debt [Line Items]
Amortization of debt issuance costs															$ 100,000	233,000	$ 162,000	44,000	$ 155,000
Interest expense															$ 571,000	$ 642,000	$ 578,000	$ 249,000	$ 586,000